Guggenheim Total Return Bond Fund Investment Objectives and Goals - Class R6 Shares [Member] - Guggenheim Total Return Bond Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Total Return Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Total Return Bond Fund (the “Fund”) seeks to provide total return, comprised of current income and capital appreciation.